Fair Value Measurements (Detail 2) (Auction rate securities, USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Auction rate securities
Reconciliation of items measured at fair value on a recurring basis that used significant unobservable inputs (Level 3)
Beginning balance	$ 5	$ 1	$ 16
Total gains or losses included in earnings			(3)
Total gains or losses included in other comprehensive income	2	6	(12)
Purchases, issuances, and settlements		(2)
Ending balance	7	5	1
Additional losses included in earnings due to reclassification from other comprehensive income for:
Securities sold during the period ended December 31		(2)
Securities still held at December 31			$ (6)